Earnings/(loss) per share	12 Months Ended
Dec. 31, 2025
Earnings/(loss) per share
Earnings/(loss) per share

9Earnings/(loss) per share

Basic earnings per share is calculated by dividing the profit/(loss) for the year attributable to ordinary equity holders of the company by the number of ordinary shares outstanding.

Diluted loss per share is calculated by adjusting the profit or loss for the year and the weighted average number of ordinary shares in issue during the year to assume the conversion of all dilutive potential ordinary shares.

The Company has one category of dilutive potential ordinary shares, being those issuable upon conversion of the Convertible Senior Secured Notes, which for the purpose of diluted loss per share, have been assumed to be issued at the beginning of the year.

9Earnings/(loss) per share (continued)

The calculation of loss per share is based on the following data:

	2025	2024	2023
	£ 000	£ 000	£ 000
Net profit/(loss) for the year for basic earnings per share	232,928	(781,240)	(59,946)
Adjustment for calculation of diluted earnings per share:
Fair value movements on financial liabilities at fair value through profit and loss	(318,035)	—	—
In-kind interest on financial liabilities at fair value through profit and loss	12,205	—	—
Net loss for the year for diluted earnings per share	(72,902)	(781,240)	(59,946)

	No. of shares	No. of shares	No. of shares
Weighted average issued shares for basic earnings per share	88,659,393	20,315,572	19,125,061
Adjustment for calculation of diluted earnings per share upon conversion of:
Financial liabilities at fair value through profit and loss	38,519,089	—	—
Weighted average issued shares for diluted earnings per share	127,178,482	20,315,572	19,125,061
	£	£	£
Basic earnings/(loss) per share	2.63	(38.46)	(3.13)
Diluted loss per share	(0.57)	(38.46)	(3.13)

For the year ended December 31, 2025, potential ordinary shares have been treated as dilutive, as their inclusion in the diluted earnings per share calculation decreases earnings per share. For the year ended December 31, 2024, and December 31, 2023, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share and hence have been excluded.